Document And Entity Information $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) shares
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Entity File Number	1-14105
Entity Registrant Name	AVALON HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1863889
Entity Address, Address Line One	One American Way
Entity Address, City or Town	Warren
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44484-5555
City Area Code	330
Local Phone Number	856-8800
Title of 12(b) Security	Class A Common Stock, $.01 par value
Security Exchange Name	NYSE
Trading Symbol	AWX
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float | $	$ 7.5
Entity Central Index Key	0001061069
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	248
Auditor Name	GRANT THORNTON LLP
Auditor Location	Cleveland, Ohio
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	3,287,647
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	611,784